Subsequent Events	6 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations from December 31, 2018 to the date of when the financial statements were issued and has determined that except the redomiciling and share exchange transaction described at Note 10, the Company does not have any material subsequent events to disclose in these financial statements.